Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments And Contingencies Disclosure [Abstract]
Outstanding Financial Instruments Whose Contract Amounts Represent Credit Risk

As of December 31, 2017 and 2016, outstanding financial instruments whose contract amounts represent credit risk were as follows:

	2017	2016
	(dollars in thousands)
Commitments to extend credit	$112,637	$86,651
Credit card commitments	10,405	9,870
Standby letters of credit	1,360	1,628
	$124,402	$98,149